Share Capital - Schedule of Share Capital (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Preferred shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01